Related parties - Summary of key management personnel compensation (Supervisory Board) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 15,782	€ 18,008
Supervisory Board members
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 1,152	€ 1,048